Financial income/(expense), net (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial income net

	2025	2024	2023

Financial Expenses
Interest and charges on borrowings and financing – local currency	(3,456,991)	(1,360,747)	(1,110,135)
Interest and charges on borrowings and financing – foreign currency	-	(120,270)	(89,198)
Other financial expenses	(842,332)	(758,703)	(849,489)
Inflation adjustment on borrowings and financing	-	(134,258)	(146,637)
Other inflation adjustments	(41,988)	(15,046)	(301,593)
Interest and inflation adjustments on provisions	115,533	(312,280)	(211,565)
Total financial expenses	(4,225,778)	(2,701,304)	(2,708,617)

Financial income
Inflation adjustment - gains	1,816,875	296,916	219,473
Income on financial investments	1,347,002	552,168	370,638
Interest income	456,090	264,892	256,116
PIS and Cofins	(168,079)	(69,918)	(40,401)
Other	11	93	79
Total financial income	3,451,899	1,044,151	805,905

Financial, net before exchange rate changes	(773,879)	(1,657,153)	(1,902,712)

Exchange rate changes
Exchange rate changes on borrowings and financing	-	(525,624)	309,959
Gains (Losses) with derivative financial instruments	(123,880)	315,079	-
Exchange rate changes on assets	-	46	767
Other exchange rate changes	(11)	-	(10)
Exchange rate changes, net	(123,891)	(210,499)	310,716

Net financial result	(897,770)	(1,867,652)	(1,591,996)